Intangible Assets	12 Months Ended
Dec. 31, 2020
Computer software [member]
Statement [LineItems]
Intangible Assets
Note 16: Computer Software
Computer software consists of the following:

	2020	2019
Cost:
Balance at January 1,	4,464	4,183
Additions:
Internally developed	397	388
Purchased	4	15
Acquisitions	25	82
Removed from service	(57)	(66)
Disposals of businesses	(60)	(144)
Translation and other, net	(2)	6
Balance at December 31,	4,771	4,464
Accumulated amortization:
Balance at January 1,	(3,564)	(3,275)
Current year amortization	(485)	(449)
Removed from service	57	66
Disposals of businesses	49	94
Translation and other, net	2	-
Balance at December 31,	(3,941)	(3,564)

Carrying amount at December 31:	830	900
Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service. Proceeds from disposals of computer software are netted against the related assets and the accumulated amortization and included within “Operating profit” in the consolidated income statement.

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets
Note 17: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2018	2,646	153	1,595	669	741	5,804
Acquisitions	-	40	268	1	-	309
Disposals of businesses	-	(28)	(72)	(18)	-	(118)
Translation and other, net	-	1	19	(13)	5	12
December 31, 2019	2,646	166	1,810	639	746	6,007
Acquisitions	-	2	21	-	-	23
Removed from service	-	(18)	-	-	(12)	(30)
Translation and other, net	-	(3)	13	1	9	20
December 31, 2020	2,646	147	1,844	640	743	6,020

Accumulated amortization:
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Current year amortization	-	(5)	(66)	(22)	(21)	(114)
Disposals of businesses	-	28	72	18	-	118
Translation and other, net	-	-	(9)	(2)	(2)	(13)
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Current year amortization	-	(10)	(81)	(21)	(11)	(123)
Removed from service	-	18	-	-	12	30
Translation and other, net	-	(2)	2	(1)	(10)	(11)
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Carrying amount:
December 31, 2019	2,646	43	685	119	25	3,518
December 31, 2020	2,646	30	640	98	13	3,427
The carrying amount of the indefinite-lived trade names is comprised of the following:

•	Reuters trade name of $1,939 million at December 31, 2020 and 2019; and

•	West trade name of $707 million at December 31, 2020 and 2019.
Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1, 2020. No impairment was recorded. See note 18.